Commitments (Narrative) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Canada [Member]
Statements [Line Items]
Capital commitments	$ 9,703
Canada [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	8,668
Peru [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	27,128
Copper World Complex in Arizona [Member]
Statements [Line Items]
Capital commitments	43,093
Copper World Complex in Arizona [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	$ 7,180